Summary of Significant Accounting Policies - Estimated Useful Lives of Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Building and Building Improvements [Member]	Dec. 31, 2011 Building and Building Improvements [Member]	Dec. 31, 2012 Property and Equipment [Member]	Dec. 31, 2011 Property and Equipment [Member]	Dec. 31, 2012 Minimum [Member] Building and Building Improvements [Member]	Dec. 31, 2012 Minimum [Member] Property and Equipment [Member]	Dec. 31, 2011 Maximum [Member] Building and Building Improvements [Member]	Dec. 31, 2011 Maximum [Member] Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life							10 years	2 years	40 years	10 years
Property plant and equipment, gross	$ 10,580	$ 10,342	$ 4,835	$ 4,916	$ 5,745	$ 5,426
Less: accumulated depreciation	(5,721)	(5,164)
Property Plant And Equipment, Net	$ 4,859	$ 5,178